Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income (Loss)(5)
2024	$882,261	$973,155	$618,846	$656,240	$42.17	$(41,519)
2023	$1,978,092	$454,206	$1,113,184	$546,725	$141.32	$(59,685)
(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Joseph Oliveto	David Bharucha and Amit Hasija
2023	Joseph Oliveto	David Bharucha and Amit Hasija
(2)	Represents the amount of total compensation reported for our PEO and the average total compensation for our Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation─Summary Compensation Table.”

(3)	The dollar amounts reported in this column represent the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation to determine the compensation actually paid:
Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	Compensation Actually Paid
	PEO	882,261	—	—	117,600	(26,706)	—	—	973,155
2024	Average Non-PEO NEOs	618,846	—	—	46,037	(8,643)	—	—	656,240
	PEO	1,978,092	1,028,621	403,200	(972,813)	74,348	—	—	454,206
2023	Average Non-PEO NEOs	1,113,184	450,022	176,400	(342,668)	49,831	—	—	546,725
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:
Year	PEO	Non-PEO NEOs
2024	Joseph Oliveto	David Bharucha and Amit Hasija
2023	Joseph Oliveto	David Bharucha and Amit Hasija

Peer Group Issuers, Footnote
(4)	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 882,261	$ 1,978,092
PEO Actually Paid Compensation Amount	$ 973,155	454,206
Adjustment To PEO Compensation, Footnote
(3)	The dollar amounts reported in this column represent the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation to determine the compensation actually paid:
Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	Compensation Actually Paid
	PEO	882,261	—	—	117,600	(26,706)	—	—	973,155
2024	Average Non-PEO NEOs	618,846	—	—	46,037	(8,643)	—	—	656,240
	PEO	1,978,092	1,028,621	403,200	(972,813)	74,348	—	—	454,206
2023	Average Non-PEO NEOs	1,113,184	450,022	176,400	(342,668)	49,831	—	—	546,725
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 618,846	1,113,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 656,240	546,725
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The dollar amounts reported in this column represent the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation to determine the compensation actually paid:
Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	Compensation Actually Paid
	PEO	882,261	—	—	117,600	(26,706)	—	—	973,155
2024	Average Non-PEO NEOs	618,846	—	—	46,037	(8,643)	—	—	656,240
	PEO	1,978,092	1,028,621	403,200	(972,813)	74,348	—	—	454,206
2023	Average Non-PEO NEOs	1,113,184	450,022	176,400	(342,668)	49,831	—	—	546,725
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 42.17	141.32
Net Income (Loss)	$ (41,519)	(59,685)
PEO Name	Joseph Oliveto
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,028,621)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		403,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,600	(972,813)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,706)	74,348
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments, Change In Fair Value Of Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(450,022)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		176,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,037	(342,668)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,643)	49,831
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments, Change In Fair Value Of Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount